LAND USE RIGHTS	12 Months Ended
Dec. 31, 2017
LAND USE RIGHTS [Abstract]
LAND USE RIGHTS
NOTE 9 – LAND USE RIGHTS

Land use rights consist of the following:

	December 31,
	2017	2016

Cost of land use rights	$4,715,951	$4,442,117
Less: Accumulated amortization	(1,018,939)	(870,933)
Land use rights, net	$3,697,012	$3,571,184

Unrealized foreign exchange translation gain/(loss) for the year ended December 31, 2017, 2016 and 2015 was $217,105, ($247,088) and ($221,323), respectively, which has been included in other comprehensive income/(loss). Amortization expense for the years ended December 31, 2017, 2016 and 2015 was $91,277, $89,911 and $98,941, respectively. As of December 31, 2017 and 2016,
1)	A net book value of $2,357,834 and $2,276,443, respectively, were used as collateral for the Company’s long-term bank loans.
2)	A net book value of nil and $1,294,740, respectively, were used as collateral for the short-term bank loan borrowed by a related party.

Amortization expense for the next five years and thereafter is as follows:

2018	$94,319
2019	94,319
2020	94,319
2021	94,319
2022	94,319
Thereafter	3,225,417
Total	$3,697,012